Segment Reporting (Details) - Schedule of Segment Performance to the GAAP Measure of Gross Profit - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Schedule of Segment Performance to the GAAP Measure of Gross Profit [Line Items]
Net sales	$ 408,532	$ 476,932	$ 2,085,314	$ 2,079,699
Gross profit	164,786	222,284	862,105	750,404
Operating expenses	2,054,263	1,240,162	5,734,031	5,225,594
Depreciation and Amortization	69,101	75,201	287,722	330,143
Pocono Pharmaceuticals [Member]
Schedule of Segment Performance to the GAAP Measure of Gross Profit [Line Items]
Net sales	408,532	401,057	1,920,280	1,785,597
Gross profit	164,786	169,308	744,391	726,702
Operating expenses	154,394	136,863	606,275	577,930
Depreciation and Amortization	56,823	55,208	222,159	264,156
4P Therapeutics [Member]
Schedule of Segment Performance to the GAAP Measure of Gross Profit [Line Items]
Net sales		75,875	165,034	294,102
Gross profit		52,976	117,714	23,702
Operating expenses	24,354	16,921	236,953	103,181
Depreciation and Amortization	9,267	16,496	51,577	65,987
Corporate [Member]
Schedule of Segment Performance to the GAAP Measure of Gross Profit [Line Items]
Operating expenses	900,980	685,948	2,930,378	3,234,930
Depreciation and Amortization	3,011	3,497	13,986
Research and development-4P Therapeutics [Member]
Schedule of Segment Performance to the GAAP Measure of Gross Profit [Line Items]
Operating expenses	$ 974,535	$ 400,430	1,960,425	982,227
Goodwill impairment-Pocono Pharmacueticals [Member]
Schedule of Segment Performance to the GAAP Measure of Gross Profit [Line Items]
Operating expenses				$ 327,326